Schedule of Property and Equipment (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (436,673)	$ (3,409,686)	$ (3,447,308)
Net book value	3,632	28,356	36,511
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	269,674	2,105,695	2,151,472
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	75,588	590,217	590,217
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	11,533	90,057	90,057
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 83,510	$ 652,073	$ 652,073